Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value Amounts of Derivative Instruments	The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2023 and 2022:

(in thousands)	2023		2022
	Current asset	Long-term asset	Current asset	Long-term asset

Assets:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge(1)	$—	$3,083	$—	$12,256
Total derivative instruments designated as hedges	—	3,083	—	12,256

Undesignated derivative instruments
Equity options	39,759	—	102,671	119,098
Foreign exchange forwards and options	3,471	—	8,946	—
Total undesignated derivative instruments	43,230	—	111,617	119,098
Total derivative assets	$43,230	$3,083	$111,617	$131,354

(in thousands)	2023		2022
	Current liability	Long-term liability	Current liability	Long-term liability

Liabilities:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge(1)	$—	($98,908)	$—	($36,982)
Total derivative instruments designated as hedges	—	(98,908)	—	(36,982)

Undesignated derivative instruments
Cash convertible notes embedded conversion option	(39,830)	—	(102,896)	(119,736)
Foreign exchange forwards and options	(9,944)	—	(8,356)	—
Total undesignated derivative instruments	(49,774)	—	(111,252)	(119,736)
Total derivative liabilities	($49,774)	($98,908)	($111,252)	($156,718)
(1)The fair value amounts for the interest rate contracts do not include accrued interest.

Summary of the Classification of Gains and Losses on Derivative Instruments and Balance Sheet Line Items in Which the Hedged Item is Included	The following tables summarize the gains and losses on derivative instruments for the years ended December 31, 2023,
2022 and 2021:

(in thousands)	2023	2022	2021
	Other (expense) income, net	Other (expense) income, net	Other (expense) income, net

Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	($5,711)	$6,741	$40,671

Gains (losses) on derivatives in cash flow hedges:
Interest rate contracts
Amount of gain (loss) reclassified from accumulated other comprehensive loss	$66,600	$21,940	($17,010)
Amounts excluded from effectiveness testing	—	—	—

Gains (losses) on derivatives in fair value hedges:
Interest rate contracts
Hedged item	—	1,971	3,072
Derivatives designated as hedging instruments	—	(1,971)	(3,072)

Gains (losses) on derivatives not designated as hedging instruments:
Equity options	(182,011)	(130,801)	(23,882)
Cash convertible notes embedded cash conversion option	182,802	131,227	28,154
Foreign exchange forwards and options	(8,610)	72,641	10,333

Total gains (losses) on derivative instruments	$58,781	$95,007	($2,405)